Restatement of Previously Issued Financial Statements - Additional Information (Detail) - BOWX ACQUISITION CORP [Member] - USD ($)	7 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Net Worth, Minimum	$ 5,000,001	$ 5,000,001
Additional paid-in capital	5,100,000
Accumulated deficit	$ 24,100,000
Temporary Equity, Shares Outstanding	3,041,540